Schedule of Earnings Per Share, Basic and Diluted (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 1		$ (21,078,265)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 2		(4,238,490)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 3		0
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 4		(239,680)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 5		(21,078,265)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 6		(4,478,170)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 7		903,659
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 8		$ 785,463
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 9		(23.33)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 10		(5.70)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 11		$ 3,423,399
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 12		169,386
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 13		2,449,944
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 14		241,284
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 15		5,873,343
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 16		$ 410,670
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 1	$ (3,533,421)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 2	7,227,623
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 3	(8,483,089)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 4	(23,039,610)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 5	0
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 6	(10,103,774)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 7	0
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 8	0
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 9	(3,533,421)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 10	(2,876,151)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 11	(8,483,089)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 12	(23,039,610)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 13	1,695,437
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 14	910,089
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 15	1,302,714
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 16	888,265
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 17	0
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 18	1,494,900
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 19	0
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 20	0
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 21	0
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 22	2,496,611
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 23	0
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 24	0
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 25	1,695,437
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 26	4,901,600
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 27	1,302,714
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 28	$ 888,265
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 29	(2.08)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 30	7.94
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 31	(6.51)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 32	(25.94)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 33	(2.08)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 34	(0.59)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 35	(6.51)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 36	(25.94)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 37	$ 3,712,167
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 38	1,951,874
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 39	3,712,167
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 40	3,446,774
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 41	2,372,150
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 42	0
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 43	2,372,150
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 44	2,496,611
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 45	6,084,317
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 46	1,951,874
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 47	6,084,317
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 48	$ 5,943,385